Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2025 and 2026:

	2025	2026

	(in billions of yen)
Interest-bearing deposits in other banks	53	80
Trading account assets	13,688	15,159
Investments	10,522	9,452
Loans	10,056	7,205
Other assets	2,047	2,777

Total	36,366	34,674

Associated Liabilities Collateralized by Pledged Assets	The associated liabilities as of March 31, 2025 and 2026, which are collateralized by the assets presented in the table above, are summarized below:

	2025	2026

	(in billions of yen)
Deposits	844	794
Call money and funds purchased	—	150
Payables under repurchase agreements	18,087	13,069
Payables under securities lending transactions	403	1,027
Other short-term borrowings	2,271	214
Long-term debt	576	3,888

Total	22,180	19,143